Investment Securities (Tables)	12 Months Ended
Dec. 31, 2021
Investment Securities [Abstract]
Amortized Cost and Fair Value of Securities Available For Sale
The amortized cost and fair value of the securities available for sale are as follows:

(dollars in thousands)	December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government sponsored enterprises	$59,976	-	797	59,179
State and political subdivisions	41	-	-	41
Mortgage backed securities and collateralized mortgage obligations - residential	269,907	3,367	2,476	270,798
Corporate bonds	45,805	157	625	45,337
Small Business Administration - guaranteed participation securities	31,303	371	-	31,674
Other	685	-	1	684
Total securities available for sale	$407,717	3,895	3,899	407,713

(dollars in thousands)	December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government sponsored enterprises	$20,000	-	32	19,968
State and political subdivisions	103	-	-	103
Mortgage backed securities and collateralized mortgage obligations - residential	308,432	7,749	23	316,158
Corporate bonds	59,185	916	162	59,939
Small Business Administration - guaranteed participation securities	40,955	1,262	-	42,217
Other	685	1	-	686
Total securities available for sale	$429,360	9,928	217	439,071

Securities, Available-for-sale and Held-to-maturity [Abstract]
Proceeds from Sales, Calls/Paydowns and Maturities of Securities Available for Sale, Gross Realized Gains and Gross Realized Losses
The proceeds from sales, calls/paydowns and maturities of securities available for sale, and gross realized gains and gross realized losses from sales during 2021, 2020, and 2019 are as follows:

	Years ended December 31,
(dollars in thousands)	2021	2020	2019

Proceeds from sales	$-	29,219	-
Proceeds from calls/paydowns	148,609	247,624	192,003
Proceeds from maturities	9,162	10,007	10,052
Gross realized gains	-	1,155	-
Gross realized losses	-	-	-

Amortized Cost and Fair Value of Held to Maturity Securities
The amortized cost and fair value of the held to maturity securities are as follows:

	December 31, 2021
(dollars in thousands)	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value
Mortgage backed securities and collateralized mortgage obligations - residential	$9,923	773	1	10,695
Total held to maturity	$9,923	773	1	10,695

	December 31, 2020
(dollars in thousands)	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value
Mortgage backed securities and collateralized mortgage obligations - residential	$13,824	1,164	-	14,988
Total held to maturity	$13,824	1,164	-	14,988

Securities Held in Available For Sale and Held to Maturity Greater Than 10% of Shareholders Equity
The Company has the following balances of securities held in the available for sale and held to maturity portfolios as of December 31, 2021 that represent greater than 10% of shareholders’ equity:

(dollars in thousands)	Amortized Cost	Fair Value
Federal National Mortgage Association	$179,997	180,857
Federal Home Loan Mortgage Corporation	70,829	71,027

Securities Available for Sale [Member]
Securities, Available-for-sale and Held-to-maturity [Abstract]
Debt Securities Based on Securities Contractual Maturity
The following table distributes the amortized cost and fair value of debt securities included in the available for sale portfolio as of December 31, 2021, based on the securities’ final maturity.  Actual maturities may differ because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty.  Securities not due at a single maturity are shown separately:

(dollars in thousands)	Amortized Cost	Fair Value

Due in one year or less	$15,057	15,215
Due in one year through five years	91,450	90,026
Mortgage backed securities and collateralized mortgage obligations - residential	269,907	270,798
Small Business Administration - guaranteed participation securities	31,303	31,674
	$407,717	407,713

Gross Unrealized Losses on Investment Securities and Related Fair Values in Unrealized Loss Position
Gross unrealized losses on securities available for sale and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position, were as follows:

(dollars in thousands)	December 31, 2021
	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss
U.S. government sponsored enterprises	$49,279	697	9,900	100	59,179	797
Mortgage backed securities and collateralized mortgage obligations - residential	93,447	1,888	22,098	588	115,545	2,476
Corporate bonds	15,670	171	14,546	454	30,216	625
Other	648	1	-	-	648	1

Total	$159,044	2,757	46,544	1,142	205,588	3,899

(dollars in thousands)	December 31, 2020
	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss
U.S. government sponsored enterprises	$19,968	32	-	-	19,968	32
Mortgage backed securities and collateralized mortgage obligations - residential	19,471	23	-	-	19,471	23
Corporate bonds	14,901	99	4,937	63	19,838	162

Total	$54,340	154	4,937	63	59,277	217

Held to Maturity Securities [Member]
Securities, Available-for-sale and Held-to-maturity [Abstract]
Debt Securities Based on Securities Contractual Maturity
The following table distributes the debt securities included in the held to maturity portfolio as of December 31, 2021, based on the securities’ final maturity.  Actual maturities may differ because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty.  Securities not due at a single maturity date are shown separately.

(dollars in thousands)	Amortized Cost	Fair Value
Mortgage backed securities and collateralized mortgage obligations - residential	$9,923	10,695
	$9,923	10,695